INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
16.	INCOME TAXES

All of the Company's income is generated in the PRC.

	For the years ended
	2012	2011	2010

Current income tax expense	$11,897,173	$21,961,627	$15,937,143

The Group's income tax provision in respect of operations in PRC is calculated at the applicable tax rates on the estimated assessable profits for the year based on existing legislation, interpretations and practices in respect thereof. The standard tax rate applicable to the Group changed from 33% to 25%, effective on January 1, 2008.

A reconciliation of the expected income tax expense to the actual income tax expense for the years ended December 31, 2012, 2011 and 2010 are as follows:

	For the years ended
	2012	2011	2010

Income before tax	$38,030,261	$79,582,179	$63,020,567

Expected PRC income tax expense at statutory tax rate of 25%	9,507,565	19,895,544	15,755,141
Income not subject to PRC tax	-	-	56,949
Depreciation allowance over-claimed in 2011	1,127,816	-	-
Non deductible tax expenses	1,261,792	2,066,083	125,053
Actual income tax expense	$11,897,173	$21,961,627	$15,937,143

The PRC tax system is subject to substantial uncertainties and has been subject to recently enacted changes, the interpretation and enforcement of which are also uncertain. There can be no assurance that changes in PRC tax laws or their interpretation or their application will not subject the Group to substantial PRC taxes in future.

The new PRC income tax law imposes a 10% withholding income tax, subject to reduction based on tax treaty where applicable, for dividends distributed by a foreign invested enterprise to its immediate holding company outside China (5% withholding income tax for dividends paid to HK companies). Such dividends were exempted from PRC tax under the previous income tax law and regulations. The foreign investment enterprises are subject to the withholding tax beginning January 1, 2008. All of the Group's income is generated in the PRC, through Henan Green. The Company considers undistributed earnings of Henan Green as of December 31, 2012, to be permanently reinvested in the PRC. As a result, no deferred tax expense and deferred liability recorded for dividend withholding tax.

No deferred tax liability has been provided as the amount involved is immaterial. The Group has analyzed the tax positions taken or expected to be taken in its tax filings and has concluded it has no material liability related to uncertain tax positions.

For the years ended December 31, 2012, 2011 and 2010, there was no unrecognized tax benefit. Management does not anticipate any potential future adjustments in the next twelve months which would result in a material change to its financial tax position. As of December 31, 2012 and 2011, the Group did not accrue any interest and penalties.